Segmental reporting (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Analysis of results by business

Analysis of results by business

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2022
Total income	13,722	4,547	(75)	18,194
Operating expenses	(8,011)	(2,800)	(160)	(10,971)
Litigation and conduct	(1,189)	(230)	(8)	(1,427)
Total operating expenses	(9,200)	(3,030)	(168)	(12,398)
Other net income[a]	3	1	—	4
Profit before impairment	4,525	1,518	(243)	5,800
Credit impairment charges	(119)	(814)	—	(933)
Profit/(loss) before tax	4,406	704	(243)	4,867
Total assets (£bn)	1,111.2	79.9	12.4	1,203.5
Number of employees (full time equivalent)	8,000	2,900	11,000	21,900
Average number of employees (full time equivalent)				21,100

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2021
Total income	12,481	3,337	(410)	15,408
Operating expenses	(7,169)	(2,316)	(400)	(9,885)
Litigation and conduct	(237)	(108)	(29)	(374)
Total operating expenses	(7,406)	(2,424)	(429)	(10,259)
Other net income/(expenses)[a]	(8)	1	(1)	(8)
Profit before impairment	5,067	914	(840)	5,141
Credit impairment(charges)/releases	461	(185)	1	277
Profit/(loss) before tax	5,528	729	(839)	5,418
Total assets (£bn)	986.2	64.4	11.2	1,061.8
Number of employees (full time equivalent)	7,800	2,600	9,800	20,200
Average number of employees (full time equivalent)				20,300
Notes
aOther net income/(expenses) represents the share of post-tax results of associates and joint ventures, and profit (or loss) on disposal of subsidiaries, associates and joint ventures.

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2020
Total income	12,607	3,490	(319)	15,778
Operating expenses	(7,125)	(2,132)	(126)	(9,383)
Litigation and conduct	(4)	(44)	(28)	(76)
Total operating expenses	(7,129)	(2,176)	(154)	(9,459)
Other net income[a]	16	114	3	133
Profit before impairment	5,494	1,428	(470)	6,452
Credit impairment charges	(1,565)	(1,720)	(92)	(3,377)
Profit/(loss) before tax	3,929	(292)	(562)	3,075
Total assets (£bn)	990.9	57.8	11.0	1,059.7
Number of employees (full time equivalent)	7,800	3,000	10,100	20,900
Average number of employees (full time equivalent)				20,145
Note
aOther net income/(expenses) represents the share of post-tax results of associates and joint ventures, and profit (or loss) on disposal of subsidiaries, associates and joint ventures.

Income by geographic region

Income by geographic region[b]
	2022	2021	2020
For the year ended 31 December	£m	£m	£m
United Kingdom	7,962	4,585	4,954
Europe	2,320	2,358	2,119
Americas	6,516	7,326	7,590
Africa and Middle East	63	45	37
Asia	1,333	1,094	1,078
Total	18,194	15,408	15,778

Income from individual countries which represent more than 5% of total income[b]
	2022	2021	2020
For the year ended 31 December	£m	£m	£m
United Kingdom	7,962	4,585	4,954
United States	6,340	7,162	7,471
Note
b The geographical analysis is based on the location of the office where the transactions are recorded.